Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 210,206	$ 227,679
Total loans, net of allowance for loan losses	705,996	717,523
FINANCIAL LIABILITIES
Total deposits, other than trading	1,139,196	1,135,333
Securitization liabilities at amortized cost	15,216	15,768
Subordinated notes and debentures	11,383	11,477
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	210,206	227,679
Total loans, net of allowance for loan losses	705,996	717,523
Total financial assets not carried at fair value	916,202	945,202
FINANCIAL LIABILITIES
Total deposits, other than trading	1,139,196	1,135,333
Securitization liabilities at amortized cost	15,216	15,768
Subordinated notes and debentures	11,383	11,477
Total financial liabilities not carried at fair value	1,165,795	1,162,578
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	159,259	174,592
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	50,947	53,087
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	211,799	228,873
Total loans, net of allowance for loan losses	715,688	727,197
Total financial assets not carried at fair value	927,487	956,070
FINANCIAL LIABILITIES
Total deposits, other than trading	1,141,110	1,137,624
Securitization liabilities at amortized cost	15,590	16,143
Subordinated notes and debentures	12,409	12,374
Total financial liabilities not carried at fair value	1,169,109	1,166,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	160,270	175,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 51,529	$ 53,373